RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with group
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021:

Name of related parties	Relationship with the Group

Small Ye Group	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Hangzhou Jixi Internet Technology Co., Ltd. (“Jixi”)	An associate of the Group (incorporated in 2018)
Hangzhou Tianshi Technology Co., Ltd. (“Tianshi”)	An associate of the Group (incorporated in 2017)
Hangzhou Zhangtaihe Health Technology Co., Ltd. (“Zhangtaihe ”)*	An associate of the Group (incorporated in 2018)
Guangdong Weixin Technology Co., Ltd. (“Weixin”)	An associate of the Group (incorporated in 2018)
Beijing Siwei Technology and Culture Co., Ltd. (“Siwei”)	An associate of the Group (incorporated in 2018)
Hangzhou Adopt A Cow Biological Technology Co., Ltd. (“Zhaomu”)	An associate of the Group (incorporated in 2018)
Hangzhou Bixin Biotechnology Co., Ltd. (“Bixin”)	An associate of the Group (incorporated in 2019)
Hunan Haomei Haomei Cosmetics Co., Ltd. (“Haomei ”)*	An associate of the Group (incorporated in 2019)
Ningbo Langfei Life Electric Co., Ltd. (“Langfei ”)*	An associate of the Group (incorporated in 2019)
Shenzhen Liumang Yike Food & Beverage Management Co., Ltd. (“Liumang Yike”)	An associate of the Group (incorporated in 2019)
Guangzhou Misili Personal Care Products Co., Ltd. (“Misili”)	An associate of the Group (incorporated in 2019)
Shanxi Yunnong Logistic Management Co., Ltd. (“Yunnong”)	An associate of the Group (incorporated in 2019)
Zhejiang Zhengdao Fengju Supply Chain Management Co., Ltd. (“Zhengdao ”)*	An associate of the Group (incorporated in 2019)
Hangzhou Yuncheng Brand Management Co., Ltd. (“Yuncheng”)	An associate of the Group (incorporated in 2020)
Zhejiang Jimi E-commerce Co., Ltd. (“Jimi”)	An associate of the Group (incorporated in 2020)
Hangzhou Huaji Brand Marketing Management Co., Ltd. (“Huaji”)	An associate of the Group (incorporated in 2020)
Zhejiang Jibi Technology Co., Ltd. (“Jibi”)	An associate of the Group (incorporated in 2020)
Huzhou Boyun e-commerce Co., Ltd. (“Poyun”)	An associate of the Group (incorporated in 2020)
Yunmu Dairy (Jiangsu) Co., Ltd. (“Yunmu”)	An associate of the Group (incorporated in 2020)
Hangzhou Jiao sanitary products Co., Ltd. (“Ji’Ao ”)*	An associate of the Group (incorporated in 2020)
Hangzhou Xingsheng Brand Marketing Management Co., Ltd. (“Xingsheng”)	An associate of the Group (incorporated in 2020)
Hainan Yunding Supply Chain Management Co., Ltd. (“Yunding”)	An associate of the Group (incorporated in 2020)

*	The investments in these associates were disposed by the Group in 2021.

Schedule of related party balances and transactions	Details of related party balances and transactions as of December 31, 2019, 2020 and 2021 are as follows:
Advance to related parties and amounts due from related parties

	As of December 31,
	2020	2021
	RMB	RMB
Advance to related parties
Weixin	3,682	—

Amounts due from related parties
Jixi	3,012	1,112
Yuncheng	971	1,179
Others	176	241

	4,159	2,532

Total	7,841	2,532

Amounts due to related parties

	As of December 31,
	2020	2021
	RMB	RMB
Weixin	100	5,413
Xingsheng	343	1,515
Jixi	1,828	1,270
Yunnong	605	1,249
Bixin	3,423	1,150
Tianshi	840	1,037
Jimi	2,542	756
Jibi	466	749
Small Ye Group	967	691
Yuncheng	126	402
Poyun	309	455
Huaji	889	163
Zhengdao	2,227	—
Haomei	1,703	—
Zhaomu	4,180	—
Zhangtaihe	641	—
Others	1,800	780

	22,989	15,630

Schedule of transactions with related parties
The terms of the agreements the Group entered into with the related parties are comparable to the terms in arm’s-length
transactions with third-party customers and vendors.
Transactions with related parties

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
Purchase of merchandise
Jimi	—	—	17,519
Weixin	79,309	9,214	14,508
Yuncheng	—	2,239	13,147
Xingsheng	—	600	11,768
Tianshi	25,295	17,021	11,256
Bixin	69,311	31,825	7,637
Yunnong	8,006	21,453	4,301
Huaji	0	2,573	4,265
Siwei	5,626	7,710	2,441
Liumang Yike	—		1,498
Misili	8,230	3,315	1,091
Yunding	—	1,652	869
Poyun	—	—	801
Zhaomu	103,269	53,790	—
Zhengdao	31,418	28,372	—
Haomei	13,443	16,404	—
Yunmu	—	4,543	—
Ji’Ao	—	1,712	—
Langfei	3,507	1,117	—
Zhangtaihe	16,400	482	—
Small Ye Group	3,097	307	—
Others	431	946	1,014

	367,342	205,275	92,115

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
Marketplace service provided to related parties
Jimi	—	2,379	5,637
Yuncheng	—	2,932	3,309
Bixin	373	2,759	2,322
Liumang Yike	301	227	49
Jibi	—	522	36
Zhangtaihe	—	876	—
Jixi	—	574	—
Others	91	701	730

	765	10,970	12,083

Other goods and services provided to related parties
Jimi	—	—	313
Yuncheng	—	171	208
Zhaomu	—	73	—
Weixin	—	58	—
Bixin	—	31	—
Others	—	60	18

	—	393	539